Northwestern Mutual Series Fund, Inc.

Supplement Dated January 12, 2016 to the

Prospectus Dated May 1, 2015 as supplemented on May 22, 2015, June 5, 2015,

August 28, 2015, and December 4, 2015

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. dated May 1, 2015, as supplemented May 22, 2015, June 5, 2015, August 28, 2015, and December 4, 2015 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Large Cap Core Stock Portfolio

Effective December 31, 2015, Jeff Jacobe no longer serves as a co-portfolio manager for the Large Cap Core Stock Portfolio (the “Portfolio”) and Alan R. Christensen joined Fayez Sarofim and Gentry Lee as a co-portfolio manager of the Portfolio. Accordingly, the “Portfolio Managers” information set forth under the heading “PORTFOLIO MANAGEMENT” in the Portfolio’s summary section is hereby deleted as of such date and replaced with the following:

“Portfolio Managers: Since 2013, the Portfolio is managed by a team of portfolio managers employed by Sarofim & Co. The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co. The team consists of:

Fayez Sarofim, Chairman of the Board and Co-Chief Investment Officer, who founded Sarofim & Co. in 1958.

Gentry Lee, Chief Executive Officer and Co-Chief Investment Officer of Sarofim & Co., who has been with Sarofim & Co. since 1998.

Alan R. Christensen, CFA, President of Sarofim & Co., who has been with Sarofim & Co. since 2005.”

In addition, the section entitled “INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers –Large Cap Core Stock Portfolio” is hereby deleted and replaced with the following:

“The Portfolio is managed by a team of portfolio managers employed by Sarofim & Co. The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co. The Investment Committee directs and monitors Sarofim & Co.’s internal, fundamental research efforts. The team consists of:

Fayez Sarofim, Chairman of the Board and Co-Chief Investment Officer, who founded Sarofim & Co. in 1958.

Gentry Lee, Chief Executive Officer and Co-Chief Investment Officer of Sarofim & Co., who has been with Sarofim & Co. since 1998.

Alan R. Christensen, CFA, President of Sarofim & Co., who has been with Sarofim & Co. since 2005.”

Large Cap Blend Portfolio

Matthew T. Sullivan has joined Patrick J. English, John S. Brandser, Andy P. Ramer, Jonathan T. Bloom, Matthew J. Goetzinger, Robert M. Helf, Karl T. Poehls and Donald G. Sievers as a co-portfolio manager of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the following information relating to Mr. Sullivan is added to the “Portfolio Managers” information currently set forth under the heading “PORTFOLIO MANAGEMENT” in the Portfolio’s summary section:

“Matthew T. Sullivan, Research Analyst, who has been with FMI for 3 years.”

In addition, the following information for Mr. Sullivan is added to the portfolio manager information set forth under the section entitled “INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers –Large Cap Blend Portfolio”:

“Matthew T. Sullivan, has been employed by FMI since 2013 as a Research Analyst; from September 2009 to May 2013 he attended Brown University. Mr. Sullivan currently is a Level III CFA candidate.”

Large Company Value Portfolio

Effective January 8, 2016, Matt Titus no longer serves as a co-portfolio manager for the Large Company Value Portfolio (the “Portfolio”) and Brian Woglom joined Brendan Healy as co-portfolio manager of the Portfolio. Accordingly, the “Portfolio Managers” information relating to Mr. Titus set forth under the heading “PORTFOLIO MANAGEMENT” in the Portfolio’s summary section is hereby deleted as of such date and replaced with the following:

“Brian Woglom, CFA, Vice President and Portfolio Manager, joined American Century in 2005 and has served as a Portfolio Manager for the Portfolio since 2016.”

In addition, the information relating to Mr. Titus set forth under the section entitled “INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers –Large Company Value Portfolio” is hereby deleted and replaced with the following:

“Brian Woglom, CFA, Vice President and Portfolio Manager, joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Supplement Dated January 12, 2016

to the

Summary Prospectus for the Large Cap Core Stock Portfolio Dated May 1, 2015

The following information supplements the Summary Prospectus for the Large Cap Core Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2015 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Effective December 31, 2015, Jeff Jacobe no longer serves as a co-portfolio manager for the Portfolio and Alan R. Christensen joined Fayez Sarofim and Gentry Lee as a co-portfolio manager of the Portfolio. Accordingly, the “Portfolio Managers” information set forth under the heading “PORTFOLIO MANAGEMENT” is hereby revised as follows effective December 31, 2015:

“Portfolio Managers: Since 2013, the Portfolio is managed by a team of portfolio managers employed by Sarofim & Co. The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co. The team consists of:

Fayez Sarofim, Chairman of the Board and Co-Chief Investment Officer, who founded Sarofim & Co. in 1958.

Gentry Lee, Chief Executive Officer and Co-Chief Investment Officer of Sarofim & Co., who has been with Sarofim & Co. since 1998.

Alan R. Christensen, CFA, President of Sarofim & Co., who has been with Sarofim & Co. since 2005.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated January 12, 2016

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2015

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2015, (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Matthew T. Sullivan has joined Patrick J. English, John S. Brandser, Andy P. Ramer, Jonathan T. Bloom, Matthew J. Goetzinger, Robert M. Helf, Karl T. Poehls and Donald G. Sievers as a co-portfolio manager of the Portfolio. Accordingly, the following information relating to Mr. Sullivan is added to the “Portfolio Managers” information currently set forth under the heading “PORTFOLIO MANAGEMENT”:

“Matthew T. Sullivan, Research Analyst, who has been with FMI for 3 years.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Company Value Portfolio

Supplement Dated January 12, 2016

to the

Summary Prospectus for the Large Company Value Portfolio Dated May 1, 2015

The following information supplements the Summary Prospectus for the Large Company Value Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2015 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Effective January 8, 2016, Matt Titus no longer serves as a co-portfolio manager for the Portfolio and Brian Woglom joined Brendan Healy as co-portfolio manager of the Portfolio. Accordingly, the “Portfolio Managers” information relating to Mr. Titus set forth under the heading “PORTFOLIO MANAGEMENT” is hereby deleted as of such date and replaced with the following:

“Brian Woglom, CFA, Vice President and Portfolio Manager, joined American Century in 2005 and has served as a Portfolio Manager for the Portfolio since 2016.”

Please retain this Supplement for future reference.